Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance, shares at Jun. 30, 2016	20,938,000
Balance at Jun. 30, 2016	$ 21,000	$ 13,383,000	$ (15,262,000)	$ (1,858,000)
Issuance of common stock - conversion of related party debt to equity, shares	1,000,000
Issuance of common stock - conversion of related party debt to equity	$ 1,000	399,000		400,000
Issuance of common stock - services, shares	46,000
Issuance of common stock - services	$ 0	19,000		19,000
Issuance of common stock - private placement transactions, net, shares	2,938,000
Issuance of common stock - private placement transactions, net	$ 3,000	1,072,000		1,075,000
Deferred financing costs related to debt modification		10,000		10,000
Stock based compensation		40,000		40,000
Net loss			(4,435,000)	(4,435,000)
Balance, shares at Jun. 30, 2017	25,086,000
Balance at Jun. 30, 2017	$ 25,000	14,923,000	(19,697,000)	(4,749,000)
Warrants exchanged for common stock, shares	23,000
Warrants exchanged for common stock		12,000		12,000
Stock based compensation		11,000		11,000
Net loss			(1,446,000)	(1,446,000)
Balance, shares at Sep. 30, 2017	25,109,000
Balance at Sep. 30, 2017	$ 25,000	14,946,000	(21,143,000)	(6,172,000)
Balance, shares at Jun. 30, 2017	25,086,000
Balance at Jun. 30, 2017	$ 25,000	14,923,000	(19,697,000)	(4,749,000)
Net loss				(5,039,000)
Balance, shares at Mar. 31, 2018	25,442,000
Balance at Mar. 31, 2018	$ 25,000	15,367,000	(24,735,000)	(9,343,000)
Balance, shares at Jun. 30, 2017	25,086,000
Balance at Jun. 30, 2017	$ 25,000	14,923,000	(19,697,000)	(4,749,000)
Issuance of common stock - services, shares	174,000
Issuance of common stock - services		49,000		49,000
Issuance of common stock - private placement transactions, net, shares	5,714,000
Issuance of common stock - private placement transactions, net	$ 6,000	3,969,000		3,975,000
Warrants exchanged for common stock, shares	88,000
Stock based compensation		255,000		255,000
Net loss			(6,965,000)	(6,965,000)
Balance, shares at Jun. 30, 2018	31,060,000
Balance at Jun. 30, 2018	$ 31,000	19,196,000	(26,662,000)	(7,435,000)
Balance, shares at Sep. 30, 2017	25,109,000
Balance at Sep. 30, 2017	$ 25,000	14,946,000	(21,143,000)	(6,172,000)
Stock based compensation		153,000		154,000
Net loss			(1,839,000)	(1,839,000)
Balance, shares at Dec. 31, 2017	25,109,000
Balance at Dec. 31, 2017	$ 25,000	15,100,000	(22,982,000)	(7,857,000)
Issuance of common stock - services, shares	47,000
Issuance of common stock - services		23,000		23,000
Issuance of common stock - private placement transactions, net, shares	286,000
Issuance of common stock - private placement transactions, net		200,000		200,000
Stock based compensation		44,000		44,000
Net loss			(1,753,000)	(1,753,000)
Balance, shares at Mar. 31, 2018	25,442,000
Balance at Mar. 31, 2018	$ 25,000	15,367,000	(24,735,000)	(9,343,000)
Balance, shares at Jun. 30, 2018	31,060,000
Balance at Jun. 30, 2018	$ 31,000	19,196,000	(26,662,000)	(7,435,000)
Issuance of common stock - services, shares	39,000
Issuance of common stock - services		152,000		152,000
Warrants exchanged for common stock, shares	12,000
Stock based compensation		164,000		164,000
Net loss			(2,401,000)	(2,401,000)
Balance, shares at Sep. 30, 2018	31,111,000
Balance at Sep. 30, 2018	$ 31,000	19,512,000	(29,063,000)	(9,520,000)
Balance, shares at Jun. 30, 2018	31,060,000
Balance at Jun. 30, 2018	$ 31,000	19,196,000	(26,662,000)	(7,435,000)
Net loss				(9,139,000)
Balance, shares at Mar. 31, 2019	51,000,000
Balance at Mar. 31, 2019	$ 51,000	35,405,000	(35,801,000)	(345,000)
Balance, shares at Sep. 30, 2018	31,111,000
Balance at Sep. 30, 2018	$ 31,000	19,512,000	(29,063,000)	(9,520,000)
Issuance of common stock - conversion of related party debt to equity, shares	15,797,000
Issuance of common stock - conversion of related party debt to equity	$ 16,000	10,069,000		10,085,000
Issuance of common stock - services, shares	38,000
Issuance of common stock - services		56,000		56,000
Issuance of common stock - private placement transactions, net, shares	3,359,000
Issuance of common stock - private placement transactions, net	$ 3,000	3,692,000		3,695,000
Warrants exchanged for common stock, shares	24,000
Stock based compensation		243,000		243,000
Net loss			(2,924,000)	(2,924,000)
Balance, shares at Dec. 31, 2018	50,329,000
Balance at Dec. 31, 2018	$ 50,000	33,572,000	(31,987,000)	1,635,000
Issuance of common stock - services, shares	38,000
Issuance of common stock - services		51,000		51,000
Issuance of common stock - private placement transactions, net, shares	633,000
Issuance of common stock - private placement transactions, net	$ 1,000	696,000		697,000
Warrants exchanged for common stock		1,086,000		1,086,000
Net loss			(3,814,000)	(3,814,000)
Balance, shares at Mar. 31, 2019	51,000,000
Balance at Mar. 31, 2019	$ 51,000	$ 35,405,000	$ (35,801,000)	$ (345,000)